SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

33. SUBSEQUENT EVENTS

The Company has evaluated all events that have occurred subsequent to December 31, 2023 through the date that the consolidated financial statements were issued. Management has concluded that the following material subsequent events required disclosure in the consolidated financial statements.

1)	On January 9, 2024, the Company entered a service agreement with a consultant, for performing accounting and financial services to the Company. Pursuant to the service agreement, the Company issued 100,000 restricted Class A ordinary shares, no par value as the share compensation expense. The fair value of 100,000 shares was $190,000.

2)	On January 25, 2024, the Company entered into a note purchase agreement with Guoxiang Hu (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note in the principal amount of $4,630,000 (the “Note”). The Note bears interest at a rate of 16% per annum. All outstanding principal and accrued interest on the Note will become due and 9 months after the purchase price of the Note is delivered by Investor to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the outstanding balance of the Note prior to its maturity date.

Global Pacific Securities US Inc. (“Global Pacific”) has acted as the lead advisor of the Company for the transaction contemplated in the Purchase Agreement, and the Company agreed to pay Global Pacific a cash fee equal to three percent (3%) of the gross proceeds and to reimburse Global Pacific for its accountable expenses up to $30,000 (“Cash Compensation”) and to issue to Global Pacific restricted Class A ordinary shares of the Company (“Share Compensation”), in an amount equal to 7.5% of the gross proceeds. On February 2, 2024, the Company issued 193,994 restricted Class A ordinary shares to Global Pacific.

In addition, the Company may not assign the Note without prior written consent of the Investor. The Investor may be sold, assigned or transferred by the Investor without the Company’s prior written consent. However, in the event that the Company has identified any individual(s) or entity(ies) that is satisfactory to the Company, to purchase the Note from the Investor, the Investor agreed to use his best efforts to sell, transfer and assign the Note to such individual or entity identified by the Company within ten (10) calendar days following receipt of a written notice from the Company, at a price that equal to the outstanding balance of the Note.

Under the Purchase Agreement, Weilai Zhang, our CEO and Chairman of the board (the “Pledgor”), agreed to enter into a share pledge agreement with the Investor, on January 25, 2024 (the “Pledge Agreement”), to pledge all Class B ordinary shares of the Company, no par value (“Class B ordinary shares”) owned by him, including any additional Class B ordinary shares issued to him while the Note is outstanding, and any proceeds thereof (collectively, the “Pledged Collateral”), to secure the Company’s payment and performance of any and all obligations, liabilities and indebtedness of the Company to the Investor pursuant to the terms of the Purchase Agreement (“Secured Obligations”)

3)	On January 29, 2024, the Compensation Committee of the Board approved, based on the Company’s 2023 operating results and performance, to issue 300,000 Class B ordinary shares of the Company, no par value, as a one-time bonus to the Company’s CEO.

4)	On February 12, 2024, the Company enter into certain exchange agreements with each of certain warrant holders (the “Holders”) pursuant to which, each Holder agreed to surrender the existing warrants held by itself to purchase Class A ordinary shares, no par value, of the Company (“Class A ordinary shares for cancellation, in exchange for the Company’s payment of an aggregate of $202,033 in cash (“Cash Consideration”) and an issuance of 101,016 restricted Class A ordinary shares (the “Exchanged Shares”).

5)	On February 15, 2024, the Company enter into certain exchange agreements with warrant holders (the “Holders”) pursuant to which, Holder agreed to surrender the existing warrants held by itself to purchase Class A ordinary shares, no par value, of the Company (“Class A ordinary shares for cancellation, in exchange for the Company’s payment of an aggregate of $55,556 in cash (“Cash Consideration”) and an issuance of 27,778 restricted Class A ordinary shares (the “Exchanged Shares”).

6)	On February 27, 2024, the Company entered into a stock transfer agreement with Right Fortress Limited (the “transferor”), through which Right Fortress Limited transferred all its equity in Million Stars US Inc (“Million Star”) to Antelope Enterprise Holdings USA Inc. for $1. As of the report date, Million Stars doesn’t have any operations.

7)	On February 23, 2024, the Company entered into a certain securities purchase agreement (the “SPA”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell 1,300,000 Class A ordinary shares, (the “Shares”), no par value each (the “Ordinary Shares”), at a per share purchase price of $1.00 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $1.30 million, before deducting any fees or expenses. In a concurrent private placement, the Company also issued the investors warrants to purchase up to 1,300,000 Shares (the “Warrants”). Each Warrant is exercisable for one Class A ordinary share. The Warrants will have an initial exercise price of $1.10 per share and will be exercisable at any time on or after the date of issuance and will expire on the fifth anniversary of the issuance date. The Company plans to use the net proceeds from this Offering for the expansion of the Company’s business in the U.S., and for general corporate purpose.

8)	On February 28, 2024, the Company entered into a consulting service agreement with a consultant to provide marketing consulting services to the Company. The Company agreed to issue 75,000 restricted Class A ordinary shares, no par value, (the “Class A Ordinary Shares”) to the consultant, subject to cancellation in the event that the Service Agreement is terminated earlier than June 30, 2023 (the “share Compensation”).

9)	On March 15, 2024, the Company entered into certain securities purchase agreement (the “SPA”) with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell 1,727,941 Class A ordinary shares, (the “Shares”), no par value each (the “Ordinary Shares”), at a per share purchase price of $1.36 (the “Offering”). The gross proceeds to the Company from this Offering are approximately $2.35 million, before deducting any fees or expenses. The Company plans to use the net proceeds from this Offering for the expansion of the Company’s business in the U.S., including the recruitment of personnel in the U.S. and for general corporate purpose.

10)	On March 25, 2024, the Company entered into a consulting service agreement with a consultant to provide marketing consulting services of e-commence environment to the Company. The Company agreed to issue 51,471 restricted Class A ordinary shares, no par value, (the “Class A Ordinary Shares”) to the consultant, subject to cancellation in the event that the Service Agreement is terminated earlier than June 30, 2023 (the “share Compensation”).

11)	On April 1, 2024, the board of directors approved to amend employment agreement of Mr. Weilai Zhang, the CEO and Chairman of the Company. Pursuant to the Amended Employment Agreement, Mr. Zhang’s monthly compensation as the CEO of the Company was changed from $10,000 in cash and $20,000 in Class B ordinary shares, no par value (the “Class B Ordinary Shares”), calculated based on the closing price of the Class A ordinary shares, no par value (the “Class A Ordinary Shares”) on the last trading day of such month, to be 500,000 Class B Ordinary Shares per year, starting on January 1, 2024. Except for the changes expressly described above, the Amended Employment Agreement does not amend, supplement or update any information contained in the employment agreement of Mr. Zhang dated October 24, 2023. The Board approved, as recommended by the Committee, to issue 1,500,000 Class B Ordinary Shares, to Mr. Zhang, as the compensation for his services for the three years commencing on January 1, 2024 and ending on December 31, 2026, provided that, in the event Mr. Zhang’s employment is terminated earlier than December 31, 2026, Mr. Zhang shall return the Class B Ordinary Shares proportionately.

12)	On April 2, 2024, the Company entered into a warrant exchange agreement (the “Exchange Agreement”) with certain holder (the “Holder”) of warrants (the “Warrants”) to purchase Class A ordinary shares, no par value each, (the “Class A Ordinary Shares”) of the Company, pursuant to which the Holder agreed to surrender the Warrants for cancellation and the Company agreed, in exchange, to issue 0.5 restricted Class A Ordinary Shares for each Warrant. The Holder owned 60,052 Warrants at the time of entering into the Exchange Agreement and received 30,026 restricted Class A Ordinary Shares (the “Exchanged Shares”) upon closing of the transaction as contemplated in the Exchange Agreement.

13)	On April 15, 2024, the Company entered into a warrant exchange agreement (the “Exchange Agreement”) with certain holder (the “Holder”) of warrants (the “Warrants”) to purchase Class A ordinary shares, no par value each, (the “Class A Ordinary Shares”) of the Company, pursuant to which the Holder agreed to surrender the Warrants for cancellation and the Company agreed, in exchange, to issue 0.5 restricted Class A Ordinary Shares for each Warrant. The Holder owned 50,071 Warrants at the time of entering into the Exchange Agreement and received 25,036 restricted Class A Ordinary Shares (the “Exchanged Shares”) upon closing of the transaction as contemplated in the Exchange Agreement.

14)	As of this report date, the Company is preparing a prospectus relates to the offer and resale, from time to time, by the five selling shareholders identified in the prospectus (the “Selling Shareholders”, each individually, the “Selling Shareholder”), of up to 31,300,000 Class A ordinary shares, no par value each (the “Class A Ordinary Shares”), of the Company, consisting of (i) up to 30,000,000 Class A Ordinary Shares issuable pursuant to the Subscription Agreements (as defined below) from time to time after the date of the prospectus and; (ii) 1,300,000 Class A Ordinary Shares issuable upon exercise of certain outstanding warrants issued on February 27, 2024 (the “Warrants”, the holders of such Warrants, the “Warrant Holders”).

On March 25, 2024, the Company entered into three standby equity subscription agreements (the “Subscription Agreements”) with Dafu International Group Ltd., Baisheng International Group Ltd. and Dongsheng International Group Ltd. (each, an “Investor”, collectively, the “Investors”), respectively. Each Subscription Agreements provided for the sale of up to 10,000,000 of the Class A Ordinary Shares. Under the Subscription Agreements, the Company has the right, but not the obligation, to issue to the Investors, and each Investor has the obligation to subscribe for, up to 10,000,000 Class A Ordinary Shares. Each Class A Ordinary Share issuable from time to time under the Subscription Agreements will be issued at a per share purchase price equal to the lesser of (i) the average closing price of the Class A Ordinary Shares during the three consecutive trading days commencing on the applicable advance notice date, as set forth in the Subscription Agreements, or (ii) $1.12.

On February 23, 2024, the Company entered into a securities purchase agreement with the Warrant Holders (the “Securities Purchase Agreement”), pursuant to which, the Company issued to the Warrant Holders the Warrants to purchase up to an aggregate of 1,300,000 Class A Ordinary Shares, at an initial exercise price equal to $1.10 per share. The Warrants were issued on February 27, 2024. They are exercisable at any time on or after the date of issuance and will expire on the fifth anniversary of the issuance date.